Significant Assets and Liabilities Denominated in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Significant Assets and Liabilities Denominated in Foreign Currencies
The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2024

Monetary financial assets
US$	$6,048,894	US$1=NT$32.785	$198,312,976
US$	1,628,924	US$1=RMB7.1884	53,404,267
US$	65,252	US$1=EUR0.9626	2,139,276
JPY	8,604,226	JPY1=NT$0.2099	1,806,027
JPY	236,858	JPY1=US$0.0064	49,716

Monetary financial liabilities
US$	5,920,586	US$1=NT$32.785	194,106,411
US$	935,436	US$1=RMB7.1884	30,668,260
US$	35,135	US$1=EUR0.9626	1,151,894
JPY	9,430,081	JPY1=NT$0.2099	1,979,374
JPY	1,598,522	JPY1=US$0.0064	335,530

December 31, 2025

Monetary financial assets
US$	7,826,792	US$1=NT$31.430	245,996,086
US$	1,442,793	US$1=RMB7.0288	45,346,978
US$	51,566	US$1=EUR0.8511	1,620,718
JPY	13,178,438	JPY1=NT$0.2008	2,646,231
JPY	185,975	JPY1=RMB0.0449	37,344
JPY	313,605	JPY1=US$0.0064	62,972

Monetary financial liabilities
US$	7,753,291	US$1=NT$31.430	243,685,945
US$	1,170,697	US$1=RMB7.0288	36,794,998
US$	45,728	US$1=EUR0.8511	1,437,230
JPY	24,705,027	JPY1=NT$0.2008	4,960,770
JPY	2,254,526	JPY1=RMB0.0449	452,709
JPY	1,020,834	JPY1=US$0.0064	204,984

Summary of Realized and Unrealized Foreign Exchange Gain (Loss)
The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2023		2024		2025
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$30.705	$162,827	US$1=NT$32.785	$(937,503)	US$1=NT$31.430	$125,528	$4,002
NT$		822,098		(4,826,783)		4,304,036	137,202
RMB	RMB1=NT$4.3352	(4,612)	RMB1=NT$4.5608	122,494	RMB1=NT$4.4716	(904,343)	(28,828)

		$980,313		$(5,641,792)		$3,525,221	$112,376